Non-controlling interests - Changes in NCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-controlling interests
Balance at beginning of period	$ 37	$ 40
Other changes in non-controlling interest	11	(3)	$ 8
Balance at end of period	$ 48	$ 37	$ 40